Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
LHA Market State Alpha Seeker ETF
Shareholder Report [Line Items]
Fund Name	LHA Market State Alpha Seeker ETF
Class Name	LHA Market State Alpha Seeker ETF
Trading Symbol	MSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LHA Market State Alpha Seeker ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/msvx. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/msvx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Market State Alpha Seeker ETF	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/msvx for more recent performance information.
Net Assets	$ 19,929,764
Holdings Count | $ / shares	5
Investment Company Portfolio Turnover	332.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$19,929,764
Number of Holdings	5
Portfolio Turnover	332%
30-Day SEC Yield	3.76%
30-Day SEC Yield Unsubsidized	3.76%

Holdings [Text Block]

Security Type	(%)
Short-Term Investments	85.2%
Exchange Traded Funds	15.1%
Futures	0.1%
Cash & Other	-0.4%

Top Issuers	(%)
United States Treasury Bill	61.9%
-1x Short VIX Futures ETF	15.1%
First American Government Obligations Fund	11.6%
First American Treasury Obligations Fund	11.6%

Updated Prospectus Web Address	https://www.lhafunds.com/msvx.
LHA Market State Tactical Beta ETF
Shareholder Report [Line Items]
Fund Name	LHA Market State Tactical Beta ETF
Class Name	LHA Market State Tactical Beta ETF
Trading Symbol	MSTB
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LHA Market State Tactical Beta ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/mstb. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/mstb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Market State Tactical Beta ETF	$70	1.32%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.32%
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/mstb for more recent performance information.
Net Assets	$ 133,274,313
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$133,274,313
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	0.94%
30-Day SEC Yield Unsubsidized	0.94%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	84.4%
Short-Term Investments	15.5%
Futures	0.1%

Top Issuers	(%)
SPDR S&P 500 ETF Trust	84.4%
United States Treasury Bill	13.4%
First American Government Obligations Fund	1.1%
First American Treasury Obligations Fund	1.1%

Updated Prospectus Web Address	https://www.lhafunds.com/mstb.
LHA Market State Tactical Q ETF
Shareholder Report [Line Items]
Fund Name	LHA Market State Tactical Q ETF
Class Name	LHA Market State Tactical Q ETF
Trading Symbol	MSTQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LHA Market State Tactical Q ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/mstq. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/mstq
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Market State Tactical Q ETF	$76	1.43%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.43%
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/mstq for more recent performance information.
Net Assets	$ 16,243,729
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$16,243,729
Number of Holdings	6
Portfolio Turnover	0%
30-Day SEC Yield	1.73%
30-Day SEC Yield Unsubsidized	1.73%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	51.5%
Short-Term Investments	49.0%
Futures	-0.1%
Cash & Other	-0.4%

Top Issuers	(%)
Invesco QQQ Trust Series 1	51.5%
United States Treasury Bill	31.1%
First American Treasury Obligations Fund	8.9%
First American Government Obligations Fund	8.9%

Updated Prospectus Web Address	https://www.lhafunds.com/mstq.
LHA Risk-Managed Income ETF
Shareholder Report [Line Items]
Fund Name	LHA Risk-Managed Income ETF
Class Name	LHA Risk-Managed Income ETF
Trading Symbol	RMIF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LHA Risk-Managed Income ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/rmif. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/rmif
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Risk-Managed Income ETF	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/rmif for more recent performance information.
Net Assets	$ 31,235,837
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$31,235,837
Number of Holdings	7
Portfolio Turnover	0%
30-Day SEC Yield	6.94%
30-Day SEC Yield Unsubsidized	6.94%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	99.0%
Short-Term Investments	1.1%
Cash & Other	-0.1%

Top Issuers	(%)
Invesco Senior Loan ETF	20.4%
SPDR Blackstone Senior Loan ETF	20.4%
SPDR Bloomberg Short Term High Yield Bond ETF	20.0%
First Trust Senior Loan ETF	19.4%
iShares 0-5 Year High Yield Corporate Bond ETF	18.8%
First American Treasury Obligations Fund	0.5%
First American Government Obligations Fund	0.5%

Updated Prospectus Web Address	https://www.lhafunds.com/rmif.